Share based payments - Rollforward (Details)			12 Months Ended
	Oct. 01, 2024 shares	May 16, 2024 shares	Dec. 31, 2024 EquityInstruments € / shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments € / shares
Share based payments
Outstanding at the beginning of the year | EquityInstruments			11,472,520	10,816,856	8,579,837
Granted during the year	41,000	1,340,000	1,381,000	1,538,400	3,127,239
Forfeited during the year | EquityInstruments			(547,911)	(544,676)	(607,430)
Exercised during year | EquityInstruments				(61,560)	(282,790)
Expired during the year | EquityInstruments			(394,500)	(276,500)
Outstanding at the end of the year | EquityInstruments			11,911,109	11,472,520	10,816,856
Exercisable | EquityInstruments			5,182,941	5,836,538	2,574,218	1,751,013
Weighted average exercise price at beginning of the year			€ 77.93	€ 83.12	€ 92.69
Granted during the period			26.87	35.53	54.71
Forfeited during the year			72.66	80.31	100
Exercised during the period			0	28.75	23.68
Expired during the year			46.1	49
Weighted average exercise price at end of the year			73.19	77.93	83.12
Exercisable			€ 107.03	€ 101.93	€ 70.26	€ 56.64